Commitments, Contingencies and Guarantees (Lease Deposits and Rent Paid) (Details) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Commitments Contingencies and Guarantees
Lease deposits	$ 51	¥ 4,229	¥ 6,541	¥ 9,175
Rent paid during the year	$ 53	¥ 4,358	¥ 4,531	¥ 5,432